Private Placement (Details) - Private Placement Units [Member] - USD ($)	Jan. 14, 2022	Dec. 27, 2021
Private Placement [Line Items]
Sale of units	4,554	347,500
Price per unit (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)	$ 45,540	$ 3,475,000
Aggregate purchase price (in Dollars)	$ 45,540
Rights [Member]
Private Placement [Line Items]
Number of shares in a unit		1
Common Stock [Member]
Private Placement [Line Items]
Number of shares in a unit		1